Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 8. INCOME TAX

The Company’s net deferred tax liability at December 31, 2019 is as follows:

Deferred tax liability
Unrealized gain on marketable securities	$(2,014)
Deferred tax liability	$(2,014)

The Company does not have any significant deferred tax assets or liabilities at December 31, 2018.

The income tax provision consists of the following:

	Year Ended December 31,
	2019	2018
Federal
Current	$422,369	$284,958
Deferred	569	1,952

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,445	(1,952)
Income tax provision	$424,383	$284,958

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2019	2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Deferred tax liability rate change	0.0%	0.0%
Business combination expenses	13.0%	0.0%
Change in valuation allowance	0.1%	(0.1)%
Income tax provision	34.1%	20.9%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.